Non-current provisions and other non-current liabilities	12 Months Ended
Dec. 31, 2017
Non-current provisions and other non-current liabilities
Non-current provisions and other non-current liabilities

15.   Non-current provisions and other non-current liabilities

        Of the total amount of non-current provisions and other non-current liabilities amounting to €975,645 at December 31, 2017 (2016: €1,027,983), €626,658 (2016: €393,940) are due in between more than one and three years, €195,490 (2016: €335,026) are due in between three to five years and €153,497 (2016: €299,017) are due after five years.

        The item "Other non-current liabilities" in the amount of €821,838 at December 31, 2017 (2016: €917,384) includes, among others, noncontrolling interests subject to put provisions of €361,224 (2016: €478,327), variable payments outstanding for acquisitions of €191,080 (2016: €145,182) and derivatives of €103,461 (2016: €96,272).

        The following table shows the development of non-current provisions in the fiscal year:

Development of non-current provisions
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Utilized	Reversed	Additions	Reclassifications	December 31, 2017
Personnel expenses	59,899	6,243	2,516	(2,420)	(334)	40,084	(5,514)	100,474
Medical malpractice	40,399	(5,311)	—	—	—	7,237	—	42,325
Other non-current provisions	10,301	(648)	1	(358)	(52)	1,764	—	11,008

Non-current provisions	110,599	284	2,517	(2,778)	(386)	49,085	(5,514)	153,807

        Personnel expenses mainly refer to provisions for severance payments, contribution of partial retirement and provisions for share-based plans. As at December 31, 2017, the provisions for share-based plans amounted to €87,967 (2016: €47,944). See note 20.

        The item "Other non-current provisions" in the table above includes provisions for asset retirement obligations.

        The increase during the period in the discounted amount arising from the passage over time and the effect of any change in the discount rate is not material.